Segment information - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) state branch segment	Dec. 31, 2020 USD ($) segment branch state	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2	2
Number of states operated in | state	39	39
Goodwill	$ 111,487	$ 111,487	$ 111,487	$ 0
Distribution
Segment Reporting Information [Line Items]
Number of branches | branch	89	80
Number of states operated in | state	10	9
Goodwill	$ 88,100	$ 88,074	88,074	0
Underwriting
Segment Reporting Information [Line Items]
Premium percentage retained	84.00%	85.00%
Goodwill	$ 23,400	$ 23,413	$ 23,413	$ 0